Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 29, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Presentation
Summary of Significant Accounting Policies
Basis of Presentation
The unaudited condensed financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Certain information and note disclosures normally included in the financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. In the opinion of management, the condensed financial statements include all adjustments necessary, which are of a normal and recurring nature, for the fair presentation of the Company’s financial position and of the results of operations and cash flows for the periods presented. These interim results are not necessarily indicative of the results to be expected for the fiscal year ending December 31, 2019 or for any other interim period or for any other future fiscal year. These condensed financial statements should be read in conjunction with the Company's audited financial statements and notes thereto included in the prospectus dated May 1, 2019 filed with the SEC on May 3, 2019 (the “Prospectus”). The condensed balance sheet as of December 31, 2018 has been derived from the audited financial statements at that date.
Basis of Presentation The financial statements have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America or US GAAP.
Fiscal Year
Fiscal Year
The Company operates on a fiscal calendar year, and each interim quarter is comprised of one 5-week period and two 4-week periods, with each week ending on a Saturday. The Company’s fiscal year always begins on January 1 and ends on December 31. As a result, the Company’s first and fourth fiscal quarters may have more or fewer days included than a traditional 91-day fiscal quarter.

Fiscal Year
The Company operates on a fiscal calendar year, and each interim quarter is comprised of one 5-week period and two 4-week periods, with each week ending on a Saturday. The Company’s fiscal year always begins on January 1 and ends on December 31. As a result, the Company’s first and fourth fiscal quarters may have more or fewer days included than a traditional 91-day fiscal quarter.

Segment Information
Segment Information
The Company has one operating segment and one reportable segment, as the Company’s chief operating decision maker, who is the Company’s Chief Executive Officer, reviews financial information on an aggregate basis for purposes of allocating resources and evaluating financial performance.

Management’s Use of Estimates
Management’s Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant accounting estimates made by the Company include trade promotion accruals; useful lives of property, plant and equipment; valuation of deferred tax assets; valuation of inventory; and the valuation of the fair value of common stock and preferred stock used to determine stock compensation expense and in the remeasurement of warrants and liabilities. These estimates and assumptions are based on current facts, historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the recording of expenses that are not readily apparent from other sources. Actual results could differ from those estimates and such differences may be material to the condensed financial statements.

Management’s Use of Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences may be material to the financial statements. Significant accounting estimates made by the Company include trade promotion accruals; useful lives of property, plant and equipment; valuation of deferred taxes; valuation of inventory; and the valuation of the fair value of common stock and preferred stock used to determine stock compensation expense and in the remeasurement of warrants and liabilities.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company maintains cash balances at one financial institution in the United States. The cash balances may, at times, exceed federally insured limits. Accounts are guaranteed by the Federal Deposit Insurance Corporation or FDIC up to $250,000. The Company considers all highly liquid investments with original maturity dates of 90 days or less to be cash equivalents. Cash equivalents consist primarily of amounts invested in money market accounts.

Cash and Cash Equivalents
The Company maintains cash balances at one financial institution in the United States. The cash balances may, at times, exceed federally insured limits. Accounts are guaranteed by the Federal Deposit Insurance Corporation or FDIC up to $250,000. The Company considers all highly liquid investments with original maturity dates of 90 days or less to be cash equivalents. Prior to 2018, the Company did not hold any cash equivalents.

Accounts Receivable
Accounts Receivable
The Company records accounts receivable at net realizable value. This value includes an appropriate allowance for estimated uncollectible accounts to reflect any anticipated losses on the accounts receivable balances and recorded in allowance for doubtful accounts. Allowance for doubtful accounts is calculated based on the Company’s history of write-offs, level of past due accounts, and relationships with and economic status of the Company’s distributors or customers. The Company had no allowance for doubtful accounts as of December 31, 2017 or 2018.

Inventories and Cost of Goods Sold
Inventories and Cost of Goods Sold
Inventories are recorded at lower of cost or net realizable value. The Company accounts for inventory using the weighted average cost method. In addition to product cost, inventory costs include expenditures such as direct labor and certain supply and overhead expenses including in-bound shipping and handling costs incurred in bringing the inventory to its existing condition and location. Inventories are comprised primarily of raw materials, direct labor, and overhead costs. Weighted average cost method is used to absorb raw materials, direct labor, and overhead into inventory. The Company reviews inventory quantities on hand and records a provision for excess and obsolete inventory based primarily on historical demand, and the age of the inventory, among other factors.

Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment are carried at cost less accumulated depreciation and are depreciated using the straight-line method over the following estimated useful lives:

Leasehold improvements	Shorter of lease term or estimated useful life
Furniture and fixtures	3 years
Manufacturing equipment	5 to 10 years
Research and development equipment	5 to 10 years
Software and computer equipment	3 years
Vehicles	5 years

Leasehold improvements are depreciated on a straight-line basis over the lesser of the estimated useful life of the asset or the remaining lease term. When assets are sold or retired, the asset and related accumulated depreciation are removed from the respective account balances and any gain or loss on disposal is included in loss from operations. Expenditures for repairs and maintenance are charged directly to expense when incurred.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
Long-lived assets, including property and equipment, are reviewed by management for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be fully recoverable. When events or circumstances indicate that impairment may be present, management evaluates the probability that future undiscounted net cash flows received will be less than the carrying amount of the asset. If projected future undiscounted cash flows are less than the carrying value of an asset, then such assets are written down to their fair values.

Deferred Offering Costs
Deferred Offering Costs
Offering costs, consisting primarily of legal, accounting, printing and filing services, and other direct fees and costs related to the IPO, were capitalized and offset against proceeds upon the consummation of the IPO.

Deferred Offering Costs
Deferred offering costs, consisting primarily of legal, accounting, printing and filing services, and other direct fees and costs related to the proposed initial public offering, are capitalized. The deferred offering costs will be offset against proceeds from the planned initial public offering upon the closing of the offering.

Stock Warrant Liability
Stock Warrant Liability
The Company accounts for freestanding warrants to purchase shares of its convertible preferred stock or common stock as a liability, as the underlying shares of convertible preferred stock and common stock are contingently redeemable and, therefore, may obligate the Company to transfer assets at some point in the future. The warrants were recorded at fair value upon issuance and are subject to remeasurement at each balance sheet date. Any change in fair value is recognized in the condensed statements of operations in Total other expense, net.

Stock Warrant Liability
The Company accounts for freestanding warrants to purchase shares of its convertible preferred stock or common stock as a liability, as the underlying shares of convertible preferred stock and common stock are contingently redeemable and, therefore, may obligate the Company to transfer assets at some point in the future. The warrants were recorded at fair value upon issuance and are subject to remeasurement at each balance sheet date. Any change in fair value is recognized in the statements of operations in other expense. The Company will continue to adjust the warrant liability for changes in fair value until the earlier of the exercise of the warrants, the completion of a deemed liquidation event, or the conversion of convertible preferred stock into common stock.

Income Taxes
Income Taxes
The Company is subject to federal and state income taxes. The Company uses the asset and liability method of accounting for income taxes as set forth in the authoritative guidance for accounting for income taxes. Under this method, the Company recognizes deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the respective carrying amounts and tax basis of assets and liabilities. A valuation allowance is established against the portion of deferred tax assets that the Company believes will not be realized on a more likely than not basis.
With respect to uncertain tax positions, the Company recognizes in its financial statements those tax positions determined to be more likely than not of being sustained upon examination, based on the technical merits of the positions. The Company’s policy is to recognize, when applicable, interest and penalties on uncertain tax positions as part of income tax expense.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The fair value measurement accounting guidance creates a fair value hierarchy to prioritize the inputs used to measure fair value into three categories. A financial instrument’s level within the fair value hierarchy is based on the lowest level of input significant to the fair value measurement, where Level 1 is the highest and Level 3 is the lowest.
The three levels are defined as follows:

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Level 1—Unadjusted quoted prices in active markets accessible by the reporting entity for identical assets or liabilities. Active markets are those in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

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Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active and model-derived valuations in which significant value drivers are observable.

•	Level 3—Valuations derived from valuation techniques in which significant value drivers are unobservable.
The Company’s financial instruments include cash equivalents, accounts receivable, accounts payable, and accrued expenses, for which the carrying amounts approximate fair value due to the short-term maturity of these financial instruments. Based on the borrowing rates currently available to the Company for debt with similar terms, the carrying value of the line of credit, term debt with its bank, and equipment loan approximate fair value as well.

Fair Value of Financial Instruments
The fair value measurement accounting guidance creates a fair value hierarchy to prioritize the inputs used to measure fair value into three categories. A financial instrument’s level within the fair value hierarchy is based on the lowest level of input significant to the fair value measurement, where Level 1 is the highest and Level 3 is the lowest.
The three levels are defined as follows:

•
Level 1—Unadjusted quoted prices in active markets accessible by the reporting entity for identical assets or liabilities. Active markets are those in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

•
Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active and model-derived valuations in which significant value drivers are observable.

•	Level 3—Valuations derived from valuation techniques in which significant value drivers are unobservable.
The Company’s financial instruments include cash equivalents, accounts receivable, accounts payable, accrued expenses, and short-term debt for which the carrying amounts approximate fair value due to the short-term maturity of these financial instruments. Based on the borrowing rates currently available to the Company for debt with similar terms, the carrying value of the line of credit and term debt with its bank approximate fair value as well.

Leases
Leases
The Company leases certain equipment used in the research and development and operations under both capital and operating lease agreements. An asset and a corresponding liability for the capital lease obligations are established for the cost of a capital lease. Capital lease assets are included in property, plant and equipment—net in the Company’s balance sheets. Operating lease costs are recognized as rent expense on a straight-line basis over the applicable lease terms.

Contingencies
Contingencies
The Company is subject to a range of claims, lawsuits, and administrative proceedings that arise in the ordinary course of business. The Company accrues a liability (which amount includes litigation costs expected to be incurred) and charges operations for such matters when it is probable that a liability has been incurred and the amount can be reasonably estimated, in accordance with the recognition criteria of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 450, Contingencies. Estimating liabilities and costs associated with these matters require significant judgment based upon the professional knowledge and experience of management and its legal counsel.

Revenue Recognition
Revenue Recognition
In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2014-09, “Revenue from Contracts with Customers” (“ASU 2014-09”), which, along with subsequent ASUs, amends the existing accounting standards for revenue recognition (“Topic 606”). This guidance is based on principles that govern the recognition of revenue at an amount an entity expects to be entitled to receive when products are transferred to customers. ASU 2014-09 was effective for the Company beginning January 1, 2019. The majority of the Company’s contracts with customers generally consist of a single performance obligation to transfer promised goods. Based on the Company’s evaluation process and review of its contracts with customers, the timing and amount of revenue recognized based on ASU 2014-09 is consistent with the Company’s revenue recognition policy under previous guidance. The Company has therefore concluded that the adoption of ASU 2014-09 did not have a material impact on its financial position, results of operations, or cash flows.
Revenue is recognized at the point in which the performance obligation under the terms of a contract with the customer have been satisfied and control has transferred. The Company’s performance obligation is typically defined as the accepted purchase order, or the contract, with the customer which requires the Company to deliver the requested products at agreed upon prices at the time and location of the customer’s choice. The Company does not offer warranties or a right to return on the products it sells except in the instance of a product recall.
Revenue is measured as the amount of consideration the Company expects to receive in exchange for fulfilling the performance obligation. Sales and other taxes the Company collects concurrent with the sale of products are excluded from revenue. The Company's normal payment terms vary by the type and location of its customers and the products offered. The time between invoicing and when payment is due is not significant. None of the Company's contracts as of June 29, 2019 contain a significant financing component.
The Company routinely offers sales discounts and promotions through various programs to its customers and consumers. These programs include rebates, temporary on shelf price reductions, off invoice discounts, retailer advertisements, and other trade activities. Provision for discounts and incentives are recorded in the same period in which the related revenues are recognized. At the end of each accounting period, the Company recognizes a liability for estimated sales discounts that have been incurred but not paid which totaled $1.1 million and $0.8 million as of June 29, 2019 and December 31, 2018, respectively. The offsetting charge is recorded as a reduction of revenues in the same period when the expense is incurred.
The Company recognizes the incremental costs of obtaining contracts as an expense when incurred if the amortization period of the assets that the Company otherwise would have recognized is one year or less. The incremental cost to obtain contracts was not material.

Revenue Recognition
The Company recognizes revenues when realized or realizable and earned. Revenue transactions represent sales of inventory. Revenue is recognized upon the transfer of the title to the product, ownership, and risk of loss to the customer, which typically occurs on the date of receipt of the product by the customer. The Company routinely offers sales discounts and promotions through various programs to its customers and consumers. These programs include rebates, temporary on shelf price reductions, off invoice discounts, retailer advertisements, and other trade activities. Provision for discounts and incentives are recorded in the same period in which the related revenues are recognized. At the end of each accounting period, the Company recognizes a liability for estimated sales discounts that have been incurred but not paid. The offsetting charge is recorded as a reduction of revenues in the same period when the expense is incurred.

Earnings (Loss) Per Share
Earnings (Loss) Per Share
Earnings (loss) per share (“EPS”) represents net income attributable to common stockholders divided by the weighted average number of common shares outstanding for the period. Diluted EPS represents net income attributable to common stockholders divided by the weighted-average number of common shares outstanding, inclusive of the dilutive impact of potential common shares outstanding during the period. Such potential common shares include options, restricted stock units (“RSUs”), warrants and convertible preferred stock. In periods when the Company records net loss, potential common shares are excluded in the computation of EPS because their inclusion would be anti-dilutive.

Earnings (Loss) Per Share
Earnings (loss) per share (“EPS”) represents net income attributable to common stockholders divided by the weighted average number of common shares outstanding for the period. Diluted EPS represents net income attributable to common stockholders divided by the weighted-average number of common shares outstanding, inclusive of the dilutive impact of potential common shares outstanding during the period. Such potential common shares include options, warrants and convertible preferred stock. In periods when the Company records net loss, potential common shares are excluded in the computation of EPS because their inclusion would be anti-dilutive.

Selling, General and Administrative Expenses
Selling, General and Administrative Expenses
Selling, general and administrative or SG&A expenses are primarily comprised of marketing expenses, selling expenses, administrative expenses, depreciation and amortization expense on non-manufacturing assets, and other miscellaneous operating items. Included in SG&A expenses are advertising costs, and out-bound shipping and handling costs which are charged to expense as incurred.

Research and Development
Research and Development
Research and development costs, which includes research for the Beyond Burger, our flagship product that we launched in May 2016, enhancements to existing products and new product development, are expensed in the period incurred.

Share-Based Compensation
Share-Based Compensation
The Company measures all share-based compensation cost at the grant date, based on the fair values of the awards that are ultimately expected to vest, and recognizes that cost as an expense on a straight line-basis in its statements of operations over the requisite service period. The Company estimates the fair value of option awards using the Black-Scholes option valuation model, which requires management to make certain assumptions for estimating the fair value of stock options at the date of grant including the fair value and projected volatility of the underlying common stock and the expected term of the award. The Black-Scholes option valuation model was developed for use in estimating the fair value of traded options that have no vesting restrictions and are fully transferable. Because the Company’s stock options have characteristics significantly different from those of traded options, and because changes in the subjective input assumptions can materially affect the fair value estimates, in management’s opinion, the existing models may not necessarily provide a reliable single measure of the fair value of the Company’s stock options. Although the fair value of stock options is determined using an option valuation model, that value may not be indicative of the fair value observed in a willing buyer/willing seller market transaction.
In addition, the Company estimates the expected impact of forfeited awards and recognizes share-based compensation cost only for those awards ultimately expected to vest. If actual forfeiture rates differ materially from the Company’s estimates, share-based compensation expense could differ significantly from the amounts the Company has recorded in the current period. The Company periodically reviews actual forfeiture experience and will revise its estimates, as necessary. The Company will recognize as compensation cost the cumulative effect of the change in estimated forfeiture rates on current and prior periods in earnings of the period of revision. As a result, if the Company revises its assumptions and estimates, the Company’s share-based compensation expense could change materially in the future.

Recently Adopted and New Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In June 2018, the FASB issued ASU No. 2018-07, “Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018-07”). Under ASU 2018-07, the measurement of equity-classified nonemployee awards will be fixed at the grant date, and nonpublic entities are allowed to account for nonemployee awards using certain practical expedients that are already available for employee awards. The amendments in ASU 2018-07 are effective for nonpublic business entities for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted, but no earlier than the Company’s adoption date of Topic 606. The Company early adopted ASU 2018-07 beginning January 1, 2019 along with its adoption of ASU 2014-09. Pursuant to ASU 2018-07, the measurement of equity classified nonemployee awards will be fixed at the grant date, as compared to the previous requirement to remeasure the awards through the performance completion date.
New Accounting Pronouncements
As an “emerging growth company,” the Jumpstart Our Business Startups Act, or the JOBS Act, allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use the adoption dates applicable to private companies. As a result, the Company’s financial statements may not be comparable to the financial statements of issuers who are required to comply with the effective date for new or revised accounting standards that are applicable to public companies.
In January 2016, the FASB issued ASU No. 2016-01, “Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU 2016-01”), which makes amendments to the guidance in GAAP on the classification and measurement of financial instruments. ASU 2016-01 significantly revises an entity’s accounting related to (1) the classification and measurement of investments in equity securities and (2) the presentation of certain fair value changes for financial liabilities measured at fair value. It also amends certain disclosure requirements associated with the fair value of financial instruments. For all entities other than public entities, ASU 2016-01 is effective for fiscal years beginning after December 15, 2018, including interim periods within fiscal years beginning after December 15, 2019. Early adoption is permitted. The Company expects to adopt and implement ASU 2016-01 for the year ending December 31, 2019 and for interim periods beginning January 1, 2020. The Company does not expect that adoption of ASU 2016-01 will have a material impact on the Company’s financial position, results of operations, or cash flows.
In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842)” (“ASU 2016-02”). ASU 2016-02 requires lessees to generally recognize most operating leases on the balance sheets but record expenses on the income statements in a manner similar to current accounting. ASU 2016-02 along with subsequent ASU’s on Topic 842 is effective for nonpublic companies for the annual reporting period beginning after December 15, 2019, and, therefore, effective for the Company beginning January 1, 2020. Early application is permitted. The Company is currently evaluating the impact ASU 2016-02 will have on its financial statements and currently expects that most operating lease commitments will be subject to ASU 2016-02 and will be recognized as operating lease liabilities and right-of-use assets upon adoption. While the Company has not yet quantified the impact, adjustments resulting from the adoption of ASU 2016-02 will materially increase total assets and total liabilities relative to such amounts reported prior to adoption.

Recently Adopted Accounting Pronouncements
In March 2016, the FASB issued ASU No. 2016-09, “Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting” or ASU 2016-09. ASU 2016-09 simplifies certain aspects of accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and an option to recognize gross stock compensation expense with actual forfeitures recognized as they occur, as well as certain classifications in the statements of cash flows. ASU 2016-09 is effective for all entities other than public business entities for fiscal years beginning after December 15, 2017, and therefore, effective for the Company for the fiscal year ending December 31, 2018. Early adoption is permitted. The Company adopted ASU 2016-09 beginning January 1, 2018. Adoption of ASU 2016-09 did not have a material impact on the Company’s financial position, results of operations, or cash flows.
In May 2017, the FASB issued ASU No. 2017-09, “Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting” or ASU 2017-09. ASU 2017-09 amends the scope of modification accounting for share-based payment arrangements and provides guidance on the types of changes to the terms or conditions of share-based payment awards to which an entity would be required to apply modification accounting. Specifically, an entity would not apply modification accounting if the fair value, vesting conditions, and classification of the awards are the same immediately before and after the modification. ASU 2017-09 is effective for all entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2017 with early adoption permitted. The Company adopted ASU 2017-09 beginning January 1, 2018. Adoption of ASU 2017-09 did not have a material impact on the Company’s financial position, results of operations, or cash flows.
New Accounting Pronouncements
As an “emerging growth company,” the Jumpstart Our Business Startups Act, or the JOBS Act, allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use the adoption dates applicable to private companies. As a result, the Company’s financial statements may not be comparable to the financial statements of issuers who are required to comply with the effective date for new or revised accounting standards that are applicable to public companies.
In May 2014, the FASB issued Accounting Standards Update (ASU) No. 2014-09, “Revenue from Contracts with Customers” or ASU 2014-09, which, along with subsequent ASUs, amends the existing accounting standards for revenue recognition. This guidance is based on principles that govern the recognition of revenue at an amount an entity expects to be entitled to receive when products are transferred to customers. ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period for public business entities, and for annual reporting periods beginning after December 15, 2018 for business entities that are not public. ASU 2014-09 is effective for the Company beginning January 1, 2019. ASU 2014-09 may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of adoption. Additionally, ASU 2014-09 requires enhanced disclosures, including revenue recognition policies to identify performance obligations to customers and significant judgments in measurement and recognition. The Company is currently in the process of assessing its adoption methodology for ASU 2014-09 and expects to use the modified retrospective method. The majority of the Company’s contracts with customers generally consist of a single performance obligation to transfer promised goods. Based on the Company’s evaluation process and review of its contracts with customers, the timing and amount of revenue recognized based on ASU 2014-09 is consistent with the Company’s revenue recognition policy under previous guidance. The Company has therefore currently determined that the adoption of ASU 2014-09 will not have a material impact on our financial position, results of operations, or cash flows. The Company will adopt and implement ASU 2014-09 effective January 1, 2019.
In January 2016, the FASB issued ASU No. 2016-01, “Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities” or ASU 2016-01, which makes amendments to the guidance in U.S. GAAP on the classification and measurement of financial instruments. ASU 2016-01 significantly revises an entity’s accounting related to (1) the classification and measurement of investments in equity securities and (2) the presentation of certain fair value changes for financial liabilities measured at fair value. It also amends certain disclosure requirements associated with the fair value of financial instruments. For all entities other than public entities, ASU 2016-01 is effective for fiscal years beginning after December 15, 2018, including interim periods within fiscal years beginning after December 15, 2019. Early adoption is permitted. The Company expects to adopt and implement ASU 2016-01 for the year ending December 31, 2019 and for interim periods beginning January 1, 2020. The Company does not expect that adoption of ASU 2016-01 will have a material impact on the Company’s financial position, results of operations, or cash flows.
In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842)” (“ASU 2016-02”). ASU 2016-02 requires lessees to generally recognize most operating leases on the balance sheets but record expenses on the income statements in a manner similar to current accounting. ASU 2016-02 along with subsequent ASU’s on Topic 842 is effective for nonpublic companies for the annual reporting period beginning after December 15, 2019, and, therefore, effective for the Company beginning January 1, 2020. Early application is permitted. The Company is currently evaluating the impact ASU 2016-02 will have on its financial statements and currently expects that most operating lease commitments will be subject to ASU 2016-02 and will be recognized as operating lease liabilities and right-of-use assets upon adoption. While the Company has not yet quantified the impact, adjustments resulting from the adoption of ASU 2016-02 will materially increase total assets and total liabilities relative to such amounts reported prior to adoption.
In August 2016, the FASB issued ASU No. 2016-15, “Statements of Cash Flows (Topic 230) Classification of Certain Cash Receipts and Cash Payments” or ASU 2016-15, which addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice in how certain cash receipts and cash payments are presented and classified in the statements of cash flows. ASU 2016-15 is effective for annual periods (including interim periods) beginning after December 15, 2018 for business entities that are not public, should be applied retrospectively, and early adoption is permitted. The Company is currently evaluating the impact that will result from adopting ASU 2016-15 on its cash flows.
In June 2018, the FASB issued ASU No. 2018-07 “Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018-07”).” Under ASU 2018-07, the measurement of equity-classified nonemployee awards will be fixed at the grant date, and nonpublic entities are allowed to account for nonemployee awards using certain practical expedients that are already available for employee awards. The amendments in ASU 2018-07 are effective for nonpublic business entities for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. ASU 2018-07 is effective for the Company beginning January 1, 2020. Early adoption is permitted, but no earlier than the Company’s adoption date of Topic 606.